Document and Entity Information	Mar. 25, 2021
Cover [Abstract]
Entity Registrant Name	POTBELLY CORP
Amendment Flag	false
Entity Central Index Key	0001195734
Document Type	8-K
Document Period End Date	Mar. 25, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36104
Entity Tax Identification Number	36-4466837
Entity Address, Address Line One	111 N. Canal Street
Entity Address, Address Line Two	Suite 850
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	951-0600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	PBPB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false